Debt - Debt Maturities (Details) - Long-term Debt and Capital Lease Obligations [Member] $ in Millions	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 40
2018	50
2019	47
2020	798
2021	1,549
Thereafter	4,222
Long-term Debt and Capital Lease Obligations, Including Current Maturities	$ 6,706